J.P. Morgan Mortgage Trust 2023-DSC1 ABS-15G

Exhibit 99.1

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Item 1: Identity of the person providing third party due diligence services

Legal Name:	AMC Diligence, LLC

Business Name (if Different):

Principal Business Address:	150 East 52nd Street, Suite 4002, New York, NY 10022

Item 2: Identity of the person who paid the person to provide due diligence services

Legal Name:	J.P. Morgan Mortgage Acquisition Corp.

Business Name (if Different):

Principal Business Address:	383 Madison Avenue, 8th Floor New York, NY 10179

Item 3: Credit rating criteria

Identity of NRSRO	Title and Date of Criteria
DBRS, Inc.	Third-Party Due Diligence Criteria for U.S. RMBS Transactions, September 2020
Fitch Ratings, Inc.	U.S. RMBS Ratings Criteria, April 18, 2022
Kroll Bond Rating Agency, LLC	U.S. RMBS Rating Methodology, February 2, 2021
Moody's Investors Service, Inc.	Moody’s Approach to Rating U.S. Prime RMBS, March 9, 2021
S&P Global Ratings	Methodology and Assumptions for Rating U.S. RMBS Issued 2009 and Later dated February 22, 2018

Item 4: Description of the due diligence performed

See attached.

Item 5: Summary of findings and conclusions of review

See attached.

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CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1:	AMC Diligence, LLC

By:	Tim Van Houtte

Signature:	/s/ Tim Van Houtte

Date:	March 10, 2023

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Item 4: Description of the due diligence performed

(1) Type of assets that were reviewed.

AMC Diligence, LLC (“AMC”) performed certain due diligence services described below on non-conforming business purpose residential mortgages acquired from various parties. The review was conducted on behalf of J.P. Morgan Mortgage Acquisition Corp. (“Client”) during multiple transactions from March 2022 to February 2023 via files imaged and provided by JPMorgan Chase Bank, National Association for review (the “Review”).

The loans in the Review carried origination dates between June 2021 and January 2023.

(2) Sample size of the assets reviewed.

The Review was conducted on one thousand two hundred (1,200) mortgage loans selected by the Client with an aggregate original principal balance of approximately $291.118 million. The Review did not cover 100% of the loans in the securitization population; however, the Review did cover the entire portion of the securitization population reviewed by AMC.

(3) Determination of the sample size and computation.

AMC is not aware of the overall sample size for the securitization as the Review only covered the portion of the loans in the securitization reviewed by AMC.

(4) Quality or integrity of information or data about the assets: review and methodology.

AMC compared data fields on the bid tape provided by Client to the data found in the actual file as captured by AMC. This comparison, when data was available, included the following data fields:

# of Units	Borrower Last Name	Interest Rate Life Cap	Occupancy	Prepayment Penalty Period (months)
Amortization Term	City	Interest Rate Life Floor	Original CLTV	Property Type
Appraisal As-Is Value	Coborrower First Name	Interest Rate Life Max	Original Interest Rate	Purpose
Appraisal Date	Coborrower Full Name	Interest Rate Periodic Floor	Original Loan Amount	Refi Purpose
Appraised Value	Coborrower Last Name	Investor: Qualifying Total Debt Ratio	Original LTV	Representative FICO
Borrower Citizenship	Contract Sales Price	LTV Valuation Value	Original P&I	State
Borrower First Name	First Payment Date	Margin	Original PITIA	Street
Borrower FTHB	Index Type	Maturity Date	Original Term	Zip
Borrower Full Name	Interest Only	Note Date	Other Financing Junior Total Original Loan Amount

Additionally, AMC verified (i) listed borrowers signed documents requiring signature, (ii) borrowers signing documents were eighteen (18) years or older at the time of the mortgage loan origination, (iii) that all riders required by the terms of the mortgage and mortgage note were attached to the respective document, (iv) that social security numbers across documents were consistent, and (v) debt-to-income ratio (“DTI(s)”), and/or loan-to-value ratios (“LTV(s)”) used in the assessment of conformity guidelines.

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

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LEASES REVIEW

DOCUMENT REVIEW

For each Loan, AMC reviewed the corresponding Loan File and verified whether the following documents, if applicable, are included in the file and if the data on these documents is consistent and logical: (a) initial loan application (1003), (b) credit report, (c) employment documentation, (d) asset documentation, (e) sales contract, (f) hazard and/or flood insurance policies, (g) appraisal, (h) title/preliminary title, (i) mortgage/deed of trust, (j) note, (k) certificate of business purpose/nonowner occupancy, (l) articles of incorporation (m) operating agreement, (n) background check, (o) leases, (p) assignment of leases and rents, (q) closing protection letter, (r) lease agreement(s), and(s) track record report.

CREDIT REVIEW

The credit review focuses on the borrower’s experience in property management, credit profile and adherence to guidelines. The borrower’s assets are analyzed to determine there are sufficient funds for the required equity in the project. Conformity to applicable guidelines were assessed during the review. An income calculation was not performed though the presence of income documentation if required by the guidelines was noted.

Credit Application: For the Credit Application, AMC verified whether (a) the application is signed by all listed borrowers, (b) the application is substantially filled out, (c) all known borrower-owned properties are disclosed on the Real Estate Owned section or attachments, and (d) borrower’s property management/landlord experience.

Credit Report: AMC verified (a) a credit report is present for each borrower, (b) note and research the Real Estate Owned and fraud alerts, (c) and gather data including (i) representative FICO, (ii) scores from Equifax, Experian, and Transunion (if available), (iii) verify that the public records listed are disclosed on the application and adequately explained and in compliance with guidelines, and (iv) the number and length of trade lines.

Employment and Income: AMC determined whether applicable supporting employment and income documentation required by the guidelines, was present in the mortgage loan file and where possible, wasn’t fraudulent.

Borrowing Entity: AMC verified the borrowing entity, if not an individual, is properly documented. In addition, AMC verified if the business entity is a US or foreign entity and if the individual signing the loan documentation has the appropriate authority. Distinction was made between guarantors and principals, individuals, and business entities.

Property income: AMC determined whether all applicable supporting documentation as required by the guidelines is present in the file. No traditional borrower DTI ratios were calculated but instead a “Property DTI/DSCR” was calculated per guidelines using the lease or expected lease amount and the property expenses. Documentation verifying property income may include: (a) leases and monthly rental income, (b) property vacancy, (c) balance sheets / financial statements, and (d) an appraisal analysis of market rents.

Valuation Review: AMC’s review included a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property. AMC’s review included verifying the appraisal report was (i) materially complete, (ii) in conformity with the guideline requirements for the property type in question, (iii) completed by an appraiser that was actively licensed to perform the valuation, (iv) completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA, (iv) made on an “as is” basis or provides satisfactory evidence of completion of all material conditions including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

With regard to the use of comparable properties, AMC’s review (i) reviewed the relative comparable data (gross and net adjustments, sale dates and distance from subject property) and ensured that such comparable properties are within standard appraisal guidelines; (ii) confirmed the property value and square footage of the subject property was bracketed by comparable properties, (iii) verified that comparable properties used are similar in size, style, and location to the subject, and (iv) checked for the reasonableness of adjustments when reconciling value between the subject property and comparable properties.

Other aspects of AMC’s review included (i) verifying that the address matched the mortgage note, (ii) reviewing pictures to ensure (a) that the property is in average or better condition and any repairs are noted where required and (b) that the subject property is the one for which the valuation was ordered and that there are no negative external factors; and (iii) confirming the appraiser noted an estimated lease amount to be used in instances where there is no lease in place.

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Asset Review: AMC assessed whether the asset documentation required by the guidelines is present in the file. AMC verified that assets presented support the required reserves. Documentation reviewed may include: (a) depository account statements, (b) stock or security account statements, (c) settlement statements or other evidence of conveyance and transfer of funds if a sale of assets was involved, and (d) operating accounts from other properties.

Insurance: AMC (a) looked for the presence of rent loss insurance as required by the guidelines, (b) verified that hazard insurance meets the minimum required amount of coverage in the guidelines, (c) confirmed that the flood certification is for the correct borrower, property, lender and loan number, and (d) for properties in a flood zone per the flood certification, confirmed that flood insurance meets guideline requirements in the file and meets the minimum required amount of coverage.

Title: AMC verified whether the appropriate vestee is on the title document: if a purchase, the seller; if a refinance, the borrower. AMC also reviewed the Title Commitment for the disclosure issues such as assessments; covenants, conditions and restrictions); access problems; vicinity of property to military airports; prior leases; court orders/divorce decrees; public probate issues; foreclosures; bankruptcies; judgment liens; state and federal tax liens; and environmental liens. Review for instances of delinquent taxes (non-liens). In addition, AMC reviewed for Oil, Gas, Water or Mineral rights.

Fraud / Criminal Background: To the extent potentially fraudulent activity is identified as part of the document review, such information was reported to Client. In addition, AMC looked for an independent, third party fraud report and background check in each file and reviewed the results of the fraud report in conjunction with source documents found in the file to assess the likelihood of any misrepresentations associated with the origination of the loan.

DATA COLLECTION

AMC compared data fields on the bid tape provided by the client to the data found in the actual file as captured by AMC. All material discrepancies were noted.

(6) Value of collateral securing the assets: review and methodology.

AMC’s review included a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property. AMC’s review included verifying the appraisal report was (i) materially complete, (ii) in conformity with the guideline requirements for the property type in question, (iii) completed by an appraiser that was actively licensed to perform the valuation, (iv) completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA, and (iv) made on an “as is” basis or provides satisfactory evidence of completion of all material conditions.

With regard to the use of comparable properties, AMC’s review (i) reviewed ethe relative comparable data (gross and net adjustments, sale dates and distance from subject property) and ensured that such comparable properties are within standard appraisal guidelines; (ii) confirmed the property value and square footage of the subject property was bracketed by comparable properties, (iii) verified that comparable properties used are similar in size, style, and location to the subject, and (iv) checked for the reasonableness of adjustments when reconciling value between the subject property and comparable properties.

Other aspects of AMC’s review included (i) verifying that the address matched the mortgage note, (ii) reviewing pictures to ensure (a) that the property is in average or better condition and any repairs are noted where required and (b) that the subject property is the one for which the valuation was ordered and that there are no negative external factors; and (iii) confirming the appraiser noted an estimated lease amount to be used in instances where there is no lease in place.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Not applicable.

(8) Other: review and methodology.

The final review results reflected in the Overall Review Results Summary herein may include additional exceptions identified after AMC’s initial review was completed where loan level issues were identified by external parties as a result of separate, distinct quality control evaluation of the loan files. In such cases, any additional exceptions cited by any such quality control evaluation would either be reflected (i) as an open exception or (ii) remediated if required documentation and/or curative actions were provided to AMC. The exception totals reflected herein, and corresponding Exception Rating, include exceptions that were so subsequently identified, if any. Please note that only a limited number of loans, if any, reflected in the Review Results Summary were subject to such external quality control evaluations.

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(9) Disclaimer.

Except as expressly enumerated above, please be advised that SitusAMC has not performed any review to determine whether the mortgage loans covered in this Report complied with federal, state or local laws, constitutional provisions, regulations, ordinances or any other laws or guidance, including, without limitation, licensing and general usury laws (“Applicable Law”). Further, there can be no assurances that in performing the review and preparing this Report that SitusAMC has uncovered all relevant factors and potential issues relating to the origination of the mortgage loans, their compliance with Applicable Law, or the original appraisals relating to the mortgaged properties, or that SitusAMC has uncovered all relevant factors that could affect the future performance of the mortgage loans. Please note that the results set forth in this Report are dependent upon receipt of complete and accurate data regarding the mortgage loans from mortgage loan originators, sponsors, issuers, underwriters, and other third parties upon which SitusAMC is relying in reaching such results. Except as expressly stated herein, SitusAMC did not verify the data relied upon in performing its review and producing this Report. In addition, the findings and conclusions set forth in this Report are provided on an “as is” basis and are based on available information and Applicable Law as of the date of this Report, and SitusAMC does not undertake any obligation to update or provide any revisions to this Report to reflect events, circumstances, changes in Applicable Law, or changes in expectations after the date this Report was issued.

Please be further advised that SitusAMC does not employ personnel who are licensed to practice law in the various jurisdictions covered in this Report, and the results set forth in this Report do not constitute legal advice or legal opinions whatsoever. The findings are recommendations or conclusions based on information provided to SitusAMC, and are not statements of fact or legal conclusions. Information contained in the Report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the Report based on certain factors, including the facts and circumstances of an individual mortgage loan. The authorities administering the Applicable Law that was part of the review have broad discretionary powers which may permit such authorities, among other things, to withdraw exemptions accorded by statute or regulation, to impose additional requirements or to reach a conclusion that is not consistent with the results set forth in the Report. All decisions as to whether to issue, purchase, hold, sell or otherwise transact in securities backed by the mortgage loans reviewed in this Report, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such securities, shall be made solely by the parties to or investors in the transaction. The results set forth in this Report do not constitute tax or investment advice. The scoring models in this Report are designed to identify potential risk in the securities backed by the mortgage loans reviewed, and each party or investor assumes sole responsibility for determining the suitability of the information for its particular use. SitusAMC does not make any representation or warranty (express or implied) as to the value of any mortgage loan or mortgage loan’s collateral that has been reviewed by SitusAMC.

Item 5. Summary of findings and conclusions of review

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of DBRS, Inc. (“DBRS”), Fitch Ratings, Inc. (“Fitch”), Kroll Bond Rating Agency, Inc. (“Kroll”), and Moody’s Investors Service, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”).

OVERALL REVIEW RESULTS SUMMARY

There were one thousand two hundred (1,200) mortgage loans in the securitization population reviewed by AMC. After all documents were presented, under the applicable Fitch NRSRO grading criteria, three (3) (0.25%) loans had an overall loan grade of “D,” and seven hundred thirty-two (732) (61.00%) loans had an overall loan grade of “B”. Four (4) of the loans with an overall grade of “D” or “B” had exceptions across multiple exception types. After all documents were presented, under the applicable S&P NRSRO grading criteria, seven hundred thirty-nine (739) (61.58%) loans had an overall loan grade of “B”. Twenty (20) of the loans with an overall grade of “B” had exceptions across multiple exception types. After all documents were presented, under the applicable DBRS, Kroll, and Moody’s NRSRO grading criteria, seven hundred thirty-five (735) (61.25%) loans had an overall loan grade of “B”. One (1) of the loans with an overall grade of “B” had exceptions across multiple exception types.

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Exception Type	Fitch Final Exception Rating	Exception Category	Total
Credit	B	Guideline	498
		Borrower and Mortgage Eligibility	223
		Loan Package Documentation	200
		Credit	106
		Insurance	105
		Missing Document	82
		Asset	71
		Title	32
		Fraud	18
		Business Purpose	10
		Appraisal Reconciliation	9
		Hazard Insurance	8
		Property - Appraisal	8
		Investment Product	6
		System	3
		1003	1
		Total Credit Grade (B) Exceptions:	1,380
Total Credit Exceptions:			1,380
Property	D	Property - Appraisal	3
		Total Property Grade (D) Exceptions:	3
	B	Property - Appraisal	1
		Total Property Grade (B) Exceptions:	1
Total Property Exceptions:			4
Grand Total:			1,384

Exception Type	S&P Final Exception Rating	Exception Category	Total
Credit	B	Guideline	498
		Borrower and Mortgage Eligibility	223
		Loan Package Documentation	200
		Credit	106
		Insurance	105
		Missing Document	82
		Asset	71
		Title	32
		Fraud	18
		Business Purpose	10
		Appraisal Reconciliation	9
		Hazard Insurance	8
		Property - Appraisal	8
		Investment Product	6
		System	3
		1003	1
		Total Credit Grade (B) Exceptions:	1,380
Total Credit Exceptions:			1,380
Property	B	Appraisal Reconciliation	23
		Property - Appraisal	1
		Total Property Grade (B) Exceptions:	24
Total Property Exceptions:			24
Grand Total:			1,404

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Exception Type	DBRS, Kroll, and Moody's Final Exception Rating	Exception Category	Total
Credit	B	Guideline	498
		Borrower and Mortgage Eligibility	223
		Loan Package Documentation	200
		Credit	106
		Insurance	105
		Missing Document	82
		Asset	71
		Title	32
		Fraud	18
		Business Purpose	10
		Appraisal Reconciliation	9
		Hazard Insurance	8
		Property - Appraisal	8
		Investment Product	6
		System	3
		1003	1
		Total Credit Grade (B) Exceptions:	1,380
Total Credit Exceptions:			1,380
Property	B	Property - Appraisal	1
		Total Property Grade (B) Exceptions:	1
Total Property Exceptions:			1
Grand Total:			1,381

PROPERTY/VALUATION REVIEW RESULTS SUMMARY

Of the one thousand two hundred (1,200) loans reviewed, under the applicable Fitch NRSRO grading criteria, three (3) loans had a Property Review “D” grade, and one (1) loan had a Property Review “B” grade for property/appraisal related issues (see exception detail below). Of the one thousand two hundred (1,200) loans reviewed, under the applicable S&P NRSRO grading criteria, twenty-four (24) loans had a Property Review “B” grade for property/appraisal related issues (see exception detail below). Of the one thousand two hundred (1,200) loans reviewed, under the applicable DBRS, Kroll, and Moody’s NRSRO grading criteria, one (1) loan had a Property Review “B” grade for property/appraisal related issues (see exception detail below).

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Fitch NRSRO Grade	# of Loans	% of Loans
A	1,196	99.67%
B	1	0.08%
C	0	0.00%
D	3	0.25%

S&P NRSRO Grade	# of Loans	% of Loans
A	1,176	98.00%
B	24	2.00%
C	0	0.00%
D	0	0.00%

DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans
A	1,199	99.92%
B	1	0.08%
C	0	0.00%
D	0	0.00%

CREDIT REVIEW RESULTS SUMMARY

Four hundred sixty-five (465) mortgage loans (38.75%) of the total received an “A” Credit Review grade. The seven hundred thirty-five (735) “B” Credit Review grades were due to missing documentation and/or guideline adherence (see exception detail below). Exceptions were offset by strong compensating factors such as high disposable income, low LTV, and/or high liquid assets.

NRSRO Grade	# of Loans	% of Loans
A	465	38.75%
B	735	61.25%
C	0	0.00%
D	0	0.00%

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the one thousand two hundred (1,200) mortgage loans reviewed, one thousand ninety-three (1,093) (91.08%) mortgage loans had tape discrepancies across forty-four (44) unique data fields. The most common tape discrepancies were Borrower Full Name (36.67%), Original PITIA (29.17%) and Contract Sales Price (23.83%).

Field	# of Loans	% of Loans
Borrower Full Name	440	36.67%
Original PITIA	350	29.17%
Contract Sales Price	286	23.83%
Borrower Last Name	269	22.42%
Representative FICO	215	17.92%
Property Type	213	17.75%
Original P&I	181	15.08%
Note Date	153	12.75%
Appraisal Date	147	12.25%
Appraised Value	108	9.00%
Street	84	7.00%
Original LTV	79	6.58%
Investor: Qualifying Total Debt Ratio	76	6.33%
Borrower First Name	72	6.00%

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City	62	5.17%
Original Interest Rate	60	5.00%
Appraisal As-Is Value	51	4.25%
Borrower FTHB	39	3.25%
Refi Purpose	37	3.08%
Zip	37	3.08%
State	30	2.50%
Original CLTV	26	2.17%
Purpose	19	1.58%
Amortization Term	19	1.58%
Occupancy	17	1.42%
Coborrower Full Name	17	1.42%
Other Financing Junior Total Original Loan Amount	15	1.25%
Borrower Citizenship	11	0.92%
Margin	8	0.67%
# of Units	8	0.67%
Original Loan Amount	7	0.58%
Original Term	6	0.50%
Interest Only	5	0.42%
Coborrower First Name	5	0.42%
Coborrower Last Name	3	0.25%
LTV Valuation Value	2	0.17%
Prepayment Penalty Period (months)	2	0.17%
Index Type	1	0.08%
Interest Rate Life Cap	1	0.08%
Interest Rate Life Floor	1	0.08%
Interest Rate Life Max	1	0.08%
Interest Rate Periodic Floor	1	0.08%
First Payment Date	1	0.08%
Maturity Date	1	0.08%

ADDITIONAL LOAN POPULATION SUMMARY*

Amortization Type	Loan Count	% of Loans	Original Balance	% of Balance
Fixed	1,190	99.17%	$286,935,172.00	98.56%
Adjustable	10	0.83%	$4,182,500.00	1.44%
Total	1,200	100.00%	$291,117,672.00	100.00%

Lien Position	Loan Count	% of Loans	Original Balance	% of Balance
1	1,200	100.00%	$291,117,672.00	100.00%
Total	1,200	100.00%	$291,117,672.00	100.00%

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Loan Purpose	Loan Count	% of Loans	Original Balance	% of Balance
Cash Out: Other/Multi-purpose/Unknown Purpose	649	54.08%	$157,148,493.00	53.98%
Other-than-first-time Home Purchase	389	32.42%	$100,019,415.00	34.36%
Rate/Term Refinance - Borrower Initiated	158	13.17%	$33,329,514.00	11.45%
First Time Home Purchase	4	0.33%	$620,250.00	0.21%
Total	1,200	100.00%	$291,117,672.00	100.00%

Original Term	Loan Count	% of Loans	Original Balance	% of Balance
241-360 Months	1,187	98.92%	$285,504,582.00	98.07%
361+ Months	13	1.08%	$5,613,090.00	1.93%
Total	1,200	100.00%	$291,117,672.00	100.00%

Property Type	Loan Count	% of Loans	Original Balance	% of Balance
Single Family Detached	617	51.42%	$138,979,883.00	47.74%
PUD	175	14.58%	$45,473,519.00	15.62%
2 Family	146	12.17%	$41,384,728.00	14.22%
1 Family Attached	91	7.58%	$13,573,380.00	4.66%
Condo, Low Rise	55	4.58%	$8,683,471.00	2.98%
3 Family	51	4.25%	$20,390,486.00	7.00%
4 Family	43	3.58%	$16,936,445.00	5.82%
Condo, High Rise	15	1.25%	$3,342,010.00	1.15%
5-10 Unit Multi-Family	5	0.42%	$2,055,250.00	0.71%
Townhouse	2	0.17%	$298,500.00	0.10%
Total	1,200	100.00%	$291,117,672.00	100.00%

Occupancy	Loan Count	% of Loans	Original Balance	% of Balance
Investment	1,200	100.00%	$291,117,672.00	100.00%
Total	1,200	100.00%	$291,117,672.00	100.00%

*Tables may not add to 100% due to rounding.

EXCEPTION DETAIL

The exception summary below ties to the total number of B exceptions for the population included in the Review. Some mortgage loans may be listed multiple times if they carried multiple exception categories even if those categories were within the same general exception category (ex. Disclosures and RESPA Tolerance within Compliance).

Fitch Exceptions	# of Loans	Grade Impact	Exception Type
Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5	3	D	Property
Credit Exception:	275	B	Credit
Guideline Requirement: Loan to value discrepancy.	134	B	Credit
Missing Document: Certificate of Good Standing not provided	111	B	Credit

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Guideline Requirement: PITIA reserves months discrepancy.	70	B	Credit
Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	55	B	Credit
Miscellaneous Credit (Non-Material):	54	B	Credit
Guideline Requirement: Representative FICO score discrepancy.	45	B	Credit
Guideline Issue:Insufficient asset documentation.	39	B	Credit
Missing Document: Other not provided	33	B	Credit
Public Record Issue:	30	B	Credit
Hazard Insurance Policy expires within 90 days of the Note Date.	28	B	Credit
Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.	27	B	Credit
Insufficient Coverage: Hazard insurance coverage amount is insufficient.	27	B	Credit
Missing Document: Lease Agreement not provided	26	B	Credit
Aged document: Credit Report is more than 90 days prior to the note date.	25	B	Credit
Available for Closing is insufficient to cover Cash From Borrower.	20	B	Credit
There is no evidence of landlord insurance (hazard insurance plus liability) and thus casts doubt on the business purpose of the loan.	19	B	Credit
Title Policy Coverage is less than Original Loan Amount.	19	B	Credit
OFAC not dated within time period required by guidelines	18	B	Credit
Missing Document: Background Check not provided	15	B	Credit
Missing Document: Operating Agreement not provided	15	B	Credit
Aged document: Credit Report is more than 120 days prior to the note date.	14	B	Credit
Missing Document: OFAC not provided	12	B	Credit
1003 Error: Citizenship was not provided	10	B	Credit
Missing Document: Spousal Consent Form not provided	9	B	Credit
Missing Document: Corporate Resolution not provided	9	B	Credit
Valuation address does not match Note address.	9	B	Credit
Insurance address does not match Note address.	8	B	Credit
Missing Document: Flood Certificate not provided	8	B	Credit
Public Records/Collections/Charge Off does not meet guidelines.	8	B	Credit
FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	7	B	Credit
The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	7	B	Credit
Note has a Prepayment Penalty provision, which is not allowable per guidelines.	7	B	Credit
FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	6	B	Credit
Missing Document: Missing Final 1003	6	B	Credit
Missing Document: Credit Report not provided	6	B	Credit
Borrower has been convicted of fraud/misrepresentation or felony. Borrower is ineligible.	6	B	Credit
Aged document: Primary Valuation is older than guidelines permit	6	B	Credit

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Final Title Policy is missing. No evidence of title was found in file.	6	B	Credit
Borrower has been convicted of fraud/misrepresentation or felony. Borrower is ineligible.	5	B	Credit
Active Tradeline requirement not met.	5	B	Credit
Missing Document: Source of Funds/Deposit not provided	5	B	Credit
Valuation Error: Comparable(s) photos are missing or not legible.	5	B	Credit
The Hazard Insurance Policy Effective Date is after closing.	5	B	Credit
REO property does not have a lease in place and required by guidelines.	5	B	Credit
Open Tradeline requirement not met.	4	B	Credit
Borrower has open Tradelines which are less than the minimum required by guidelines.	4	B	Credit
Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	4	B	Credit
Asset documentation is missing from the file and required per guidelines.	4	B	Credit
Missing Document: Asset Documentation not provided	4	B	Credit
Guideline Requirement: Minimum Loan Amount discrepancy.	3	B	Credit
Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	3	B	Credit
A credit report was not pulled for all members of the borrowing entity as required by guidelines.	3	B	Credit
Guideline Requirement: Number of units discrepancy.	3	B	Credit
Aged document: Asset Account date is more than 90 days prior to Closing.	3	B	Credit
The file does not contain evidence of the Original Sales Price.	3	B	Credit
Missing Document: Verification of Non-US Citizen Status not provided	3	B	Credit
The Guarantor's Percent of Business Ownership does not meet guideline requirements.	3	B	Credit
Missing Document: Vacation Rental Income Statement (VRBO, Airbnb, etc.) not provided	3	B	Credit
Background check is missing.	3	B	Credit
Flood Certificate Subject Address does not match Note address.	3	B	Credit
Verification of housing pay history is required.	2	B	Credit
Borrower has active Tradelines which are less than the minimum required by guidelines.	2	B	Credit
Borrower is a first time home buyer and ineligible per guidelines.	2	B	Credit
Missing Document: Tax Certificate not provided	2	B	Credit
Aged document: Asset Account date is more than 90 days prior to the note.	2	B	Credit
Ineligible Property Type per the guidelines.	2	B	Credit
Missing Lien(s) negatively impacting title	2	B	Credit
Subject is a refinance and property is listed for sale.	2	B	Credit
Missing Document: Hazard Insurance Policy not provided	2	B	Credit
Missing Document: Lender Exception(s) not provided	2	B	Credit
1003 Error: Marital Status was not provided	2	B	Credit
Missing Document: Flood Insurance Policy not provided	2	B	Credit
Missing Document: Employer Identification Number (EIN) not provided	2	B	Credit

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Missing Document: Asset not provided	2	B	Credit
Non-permanent Resident Aliens or Foreign Nationals are considered on a case by case basis. Confirm residency requirements with Investor Guidelines.	2	B	Credit
There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.	1	B	Credit
Guideline Issue: Refinance seasoning requirements not met	1	B	Credit
Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	1	B	Credit
A summary review of all the documentation in the loan file casts doubt on the business purpose of the loan.	1	B	Credit
Guideline Requirement: Amortization term discrepancy.	1	B	Credit
Borrower does not own current residence and thus casts doubt on business purpose of loan.	1	B	Credit
Experience level does not meet the guideline requirements for an experienced investor.	1	B	Credit
Lease Remaining Months of	1	B	Credit
Guideline Issue: Insufficient asset documentation.	1	B	Credit
Missing Document: Hazard Dec Page not provided	1	B	Credit
Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.	1	B	Credit
Guarantor does not have appropriate experience.	1	B	Credit
Missing Document: Vacation Rental Website Listing not provided	1	B	Credit
Assets Error: Usability was not provided	1	B	Credit
OFAC was not checked and required per guidelines.	1	B	Credit
Missing Document: Title Preliminary not provided	1	B	Credit
Guideline Issue: Foreclosure timeline outside of credit guidelines	1	B	Credit
Subject property has environmental problems noted by appraiser or visible in the photos	1	B	Credit
Hazard Insurance Error: Subject hazard insurance policy coverage amount is missing from evidence of insurance.	1	B	Credit
Missing Document: Guarantor Agreement not provided	1	B	Credit
Borrower has less than 2 FICO scores	1	B	Credit
Insufficient Coverage: Flood insurance coverage amount is insufficient.	1	B	Credit
Minimum of 600 square feet of gross living area required per company guidelines.	1	B	Credit
Guideline Requirement: Maximum Loan Amount discrepancy.	1	B	Credit
Original Sales Price was not provided and the valuation reflects a transfer within the last 3 years.	1	B	Credit
Missing Lender's Initial 1003/Application.	1	B	Credit
Missing Document: HUD/CD not provided	1	B	Credit
Rural property type is not permitted per Guidelines.	1	B	Credit
Refi Purpose reflects Rate/Term and cash out is greater than the lesser of 2% of the loan amount or $2000.	1	B	Credit
Unacceptable credit - late payments 1X30 or greater within the last 12 months.	1	B	Credit
Ineligible borrower per guidelines.	1	B	Credit
Guideline Issue: Insufficient tradelines per credit guidelines	1	B	Credit

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OFAC was not cleared and required per guidelines	1	B	Credit
A recent event (Bankruptcy, Foreclosure, Deed-In-Lieu, Short Sale, 1x120 housing late) occurred within the last 36 months of the Closing date and not permitted, per guidelines.	1	B	Credit
Missing Document: Spousal Consent not provided.	1	B	Credit
Missing copy of title.	1	B	Credit
Flood Certificate was not provided	1	B	Credit
Flood Certificate Error: Certificate Number was not provided.	1	B	Credit
The appraisal revealed property damage.	1	B	Property

S&P Exceptions	# of Loans	Grade Impact	Exception Type
Credit Exception:	275	B	Credit
Guideline Requirement: Loan to value discrepancy.	134	B	Credit
Missing Document: Certificate of Good Standing not provided	111	B	Credit
Guideline Requirement: PITIA reserves months discrepancy.	70	B	Credit
Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	55	B	Credit
Miscellaneous Credit (Non-Material):	54	B	Credit
Guideline Requirement: Representative FICO score discrepancy.	45	B	Credit
Guideline Issue:Insufficient asset documentation.	39	B	Credit
Missing Document: Other not provided	33	B	Credit
Public Record Issue:	30	B	Credit
Hazard Insurance Policy expires within 90 days of the Note Date.	28	B	Credit
Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.	27	B	Credit
Insufficient Coverage: Hazard insurance coverage amount is insufficient.	27	B	Credit
Missing Document: Lease Agreement not provided	26	B	Credit
Aged document: Credit Report is more than 90 days prior to the note date.	25	B	Credit
Available for Closing is insufficient to cover Cash From Borrower.	20	B	Credit
There is no evidence of landlord insurance (hazard insurance plus liability) and thus casts doubt on the business purpose of the loan.	19	B	Credit
Title Policy Coverage is less than Original Loan Amount.	19	B	Credit
OFAC not dated within time period required by guidelines	18	B	Credit
Missing Document: Background Check not provided	15	B	Credit
Missing Document: Operating Agreement not provided	15	B	Credit
Aged document: Credit Report is more than 120 days prior to the note date.	14	B	Credit
Missing Document: OFAC not provided	12	B	Credit
1003 Error: Citizenship was not provided	10	B	Credit
Missing Document: Spousal Consent Form not provided	9	B	Credit
Missing Document: Corporate Resolution not provided	9	B	Credit
Valuation address does not match Note address.	9	B	Credit
Insurance address does not match Note address.	8	B	Credit

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Missing Document: Flood Certificate not provided	8	B	Credit
Public Records/Collections/Charge Off does not meet guidelines.	8	B	Credit
FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	7	B	Credit
The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	7	B	Credit
Note has a Prepayment Penalty provision, which is not allowable per guidelines.	7	B	Credit
FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	6	B	Credit
Missing Document: Missing Final 1003	6	B	Credit
Missing Document: Credit Report not provided	6	B	Credit
Borrower has been convicted of fraud/misrepresentation or felony. Borrower is ineligible.	6	B	Credit
Aged document: Primary Valuation is older than guidelines permit	6	B	Credit
Final Title Policy is missing. No evidence of title was found in file.	6	B	Credit
Borrower has been convicted of fraud/misrepresentation or felony. Borrower is ineligible.	5	B	Credit
Active Tradeline requirement not met.	5	B	Credit
Missing Document: Source of Funds/Deposit not provided	5	B	Credit
Valuation Error: Comparable(s) photos are missing or not legible.	5	B	Credit
The Hazard Insurance Policy Effective Date is after closing.	5	B	Credit
REO property does not have a lease in place and required by guidelines.	5	B	Credit
Open Tradeline requirement not met.	4	B	Credit
Borrower has open Tradelines which are less than the minimum required by guidelines.	4	B	Credit
Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	4	B	Credit
Asset documentation is missing from the file and required per guidelines.	4	B	Credit
Missing Document: Asset Documentation not provided	4	B	Credit
Guideline Requirement: Minimum Loan Amount discrepancy.	3	B	Credit
Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	3	B	Credit
A credit report was not pulled for all members of the borrowing entity as required by guidelines.	3	B	Credit
Guideline Requirement: Number of units discrepancy.	3	B	Credit
Aged document: Asset Account date is more than 90 days prior to Closing.	3	B	Credit
The file does not contain evidence of the Original Sales Price.	3	B	Credit
Missing Document: Verification of Non-US Citizen Status not provided	3	B	Credit
The Guarantor's Percent of Business Ownership does not meet guideline requirements.	3	B	Credit
Missing Document: Vacation Rental Income Statement (VRBO, Airbnb, etc.) not provided	3	B	Credit
Background check is missing.	3	B	Credit
Flood Certificate Subject Address does not match Note address.	3	B	Credit
Verification of housing pay history is required.	2	B	Credit

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Borrower has active Tradelines which are less than the minimum required by guidelines.	2	B	Credit
Borrower is a first time home buyer and ineligible per guidelines.	2	B	Credit
Missing Document: Tax Certificate not provided	2	B	Credit
Aged document: Asset Account date is more than 90 days prior to the note.	2	B	Credit
Ineligible Property Type per the guidelines.	2	B	Credit
Missing Lien(s) negatively impacting title	2	B	Credit
Subject is a refinance and property is listed for sale.	2	B	Credit
Missing Document: Hazard Insurance Policy not provided	2	B	Credit
Missing Document: Lender Exception(s) not provided	2	B	Credit
1003 Error: Marital Status was not provided	2	B	Credit
Missing Document: Flood Insurance Policy not provided	2	B	Credit
Missing Document: Employer Identification Number (EIN) not provided	2	B	Credit
Missing Document: Asset not provided	2	B	Credit
Non-permanent Resident Aliens or Foreign Nationals are considered on a case by case basis. Confirm residency requirements with Investor Guidelines.	2	B	Credit
There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.	1	B	Credit
Guideline Issue: Refinance seasoning requirements not met	1	B	Credit
Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	1	B	Credit
A summary review of all the documentation in the loan file casts doubt on the business purpose of the loan.	1	B	Credit
Guideline Requirement: Amortization term discrepancy.	1	B	Credit
Borrower does not own current residence and thus casts doubt on business purpose of loan.	1	B	Credit
Experience level does not meet the guideline requirements for an experienced investor.	1	B	Credit
Lease Remaining Months of	1	B	Credit
Guideline Issue: Insufficient asset documentation.	1	B	Credit
Missing Document: Hazard Dec Page not provided	1	B	Credit
Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.	1	B	Credit
Guarantor does not have appropriate experience.	1	B	Credit
Missing Document: Vacation Rental Website Listing not provided	1	B	Credit
Assets Error: Usability was not provided	1	B	Credit
OFAC was not checked and required per guidelines.	1	B	Credit
Missing Document: Title Preliminary not provided	1	B	Credit
Guideline Issue: Foreclosure timeline outside of credit guidelines	1	B	Credit
Subject property has environmental problems noted by appraiser or visible in the photos	1	B	Credit
Hazard Insurance Error: Subject hazard insurance policy coverage amount is missing from evidence of insurance.	1	B	Credit
Missing Document: Guarantor Agreement not provided	1	B	Credit
Borrower has less than 2 FICO scores	1	B	Credit

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Insufficient Coverage: Flood insurance coverage amount is insufficient.	1	B	Credit
Minimum of 600 square feet of gross living area required per company guidelines.	1	B	Credit
Guideline Requirement: Maximum Loan Amount discrepancy.	1	B	Credit
Original Sales Price was not provided and the valuation reflects a transfer within the last 3 years.	1	B	Credit
Missing Lender's Initial 1003/Application.	1	B	Credit
Missing Document: HUD/CD not provided	1	B	Credit
Rural property type is not permitted per Guidelines.	1	B	Credit
Refi Purpose reflects Rate/Term and cash out is greater than the lesser of 2% of the loan amount or $2000.	1	B	Credit
Unacceptable credit - late payments 1X30 or greater within the last 12 months.	1	B	Credit
Ineligible borrower per guidelines.	1	B	Credit
Guideline Issue: Insufficient tradelines per credit guidelines	1	B	Credit
OFAC was not cleared and required per guidelines	1	B	Credit
A recent event (Bankruptcy, Foreclosure, Deed-In-Lieu, Short Sale, 1x120 housing late) occurred within the last 36 months of the Closing date and not permitted, per guidelines.	1	B	Credit
Missing Document: Spousal Consent not provided.	1	B	Credit
Missing copy of title.	1	B	Credit
Flood Certificate was not provided	1	B	Credit
Flood Certificate Error: Certificate Number was not provided.	1	B	Credit
Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value.; Sec ID: 22	23	B	Property
The appraisal revealed property damage.	1	B	Property

DBRS, Kroll, and Moody’s Exceptions	# of Loans	Grade Impact	Exception Type
Credit Exception:	275	B	Credit
Guideline Requirement: Loan to value discrepancy.	134	B	Credit
Missing Document: Certificate of Good Standing not provided	111	B	Credit
Guideline Requirement: PITIA reserves months discrepancy.	70	B	Credit
Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	55	B	Credit
Miscellaneous Credit (Non-Material):	54	B	Credit
Guideline Requirement: Representative FICO score discrepancy.	45	B	Credit
Guideline Issue:Insufficient asset documentation.	39	B	Credit
Missing Document: Other not provided	33	B	Credit
Public Record Issue:	30	B	Credit
Hazard Insurance Policy expires within 90 days of the Note Date.	28	B	Credit
Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.	27	B	Credit
Insufficient Coverage: Hazard insurance coverage amount is insufficient.	27	B	Credit
Missing Document: Lease Agreement not provided	26	B	Credit

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Aged document: Credit Report is more than 90 days prior to the note date.	25	B	Credit
Available for Closing is insufficient to cover Cash From Borrower.	20	B	Credit
There is no evidence of landlord insurance (hazard insurance plus liability) and thus casts doubt on the business purpose of the loan.	19	B	Credit
Title Policy Coverage is less than Original Loan Amount.	19	B	Credit
OFAC not dated within time period required by guidelines	18	B	Credit
Missing Document: Background Check not provided	15	B	Credit
Missing Document: Operating Agreement not provided	15	B	Credit
Aged document: Credit Report is more than 120 days prior to the note date.	14	B	Credit
Missing Document: OFAC not provided	12	B	Credit
1003 Error: Citizenship was not provided	10	B	Credit
Missing Document: Spousal Consent Form not provided	9	B	Credit
Missing Document: Corporate Resolution not provided	9	B	Credit
Valuation address does not match Note address.	9	B	Credit
Insurance address does not match Note address.	8	B	Credit
Missing Document: Flood Certificate not provided	8	B	Credit
Public Records/Collections/Charge Off does not meet guidelines.	8	B	Credit
FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	7	B	Credit
The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	7	B	Credit
Note has a Prepayment Penalty provision, which is not allowable per guidelines.	7	B	Credit
FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	6	B	Credit
Missing Document: Missing Final 1003	6	B	Credit
Missing Document: Credit Report not provided	6	B	Credit
Borrower has been convicted of fraud/misrepresentation or felony. Borrower is ineligible.	6	B	Credit
Aged document: Primary Valuation is older than guidelines permit	6	B	Credit
Final Title Policy is missing. No evidence of title was found in file.	6	B	Credit
Borrower has been convicted of fraud/misrepresentation or felony. Borrower is ineligible.	5	B	Credit
Active Tradeline requirement not met.	5	B	Credit
Missing Document: Source of Funds/Deposit not provided	5	B	Credit
Valuation Error: Comparable(s) photos are missing or not legible.	5	B	Credit
The Hazard Insurance Policy Effective Date is after closing.	5	B	Credit
REO property does not have a lease in place and required by guidelines.	5	B	Credit
Open Tradeline requirement not met.	4	B	Credit
Borrower has open Tradelines which are less than the minimum required by guidelines.	4	B	Credit
Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	4	B	Credit
Asset documentation is missing from the file and required per guidelines.	4	B	Credit

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Missing Document: Asset Documentation not provided	4	B	Credit
Guideline Requirement: Minimum Loan Amount discrepancy.	3	B	Credit
Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	3	B	Credit
A credit report was not pulled for all members of the borrowing entity as required by guidelines.	3	B	Credit
Guideline Requirement: Number of units discrepancy.	3	B	Credit
Aged document: Asset Account date is more than 90 days prior to Closing.	3	B	Credit
The file does not contain evidence of the Original Sales Price.	3	B	Credit
Missing Document: Verification of Non-US Citizen Status not provided	3	B	Credit
The Guarantor's Percent of Business Ownership does not meet guideline requirements.	3	B	Credit
Missing Document: Vacation Rental Income Statement (VRBO, Airbnb, etc.) not provided	3	B	Credit
Background check is missing.	3	B	Credit
Flood Certificate Subject Address does not match Note address.	3	B	Credit
Verification of housing pay history is required.	2	B	Credit
Borrower has active Tradelines which are less than the minimum required by guidelines.	2	B	Credit
Borrower is a first time home buyer and ineligible per guidelines.	2	B	Credit
Missing Document: Tax Certificate not provided	2	B	Credit
Aged document: Asset Account date is more than 90 days prior to the note.	2	B	Credit
Ineligible Property Type per the guidelines.	2	B	Credit
Missing Lien(s) negatively impacting title	2	B	Credit
Subject is a refinance and property is listed for sale.	2	B	Credit
Missing Document: Hazard Insurance Policy not provided	2	B	Credit
Missing Document: Lender Exception(s) not provided	2	B	Credit
1003 Error: Marital Status was not provided	2	B	Credit
Missing Document: Flood Insurance Policy not provided	2	B	Credit
Missing Document: Employer Identification Number (EIN) not provided	2	B	Credit
Missing Document: Asset not provided	2	B	Credit
Non-permanent Resident Aliens or Foreign Nationals are considered on a case by case basis. Confirm residency requirements with Investor Guidelines.	2	B	Credit
There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.	1	B	Credit
Guideline Issue: Refinance seasoning requirements not met	1	B	Credit
Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	1	B	Credit
A summary review of all the documentation in the loan file casts doubt on the business purpose of the loan.	1	B	Credit
Guideline Requirement: Amortization term discrepancy.	1	B	Credit
Borrower does not own current residence and thus casts doubt on business purpose of loan.	1	B	Credit
Experience level does not meet the guideline requirements for an experienced investor.	1	B	Credit

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Lease Remaining Months of	1	B	Credit
Guideline Issue: Insufficient asset documentation.	1	B	Credit
Missing Document: Hazard Dec Page not provided	1	B	Credit
Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.	1	B	Credit
Guarantor does not have appropriate experience.	1	B	Credit
Missing Document: Vacation Rental Website Listing not provided	1	B	Credit
Assets Error: Usability was not provided	1	B	Credit
OFAC was not checked and required per guidelines.	1	B	Credit
Missing Document: Title Preliminary not provided	1	B	Credit
Guideline Issue: Foreclosure timeline outside of credit guidelines	1	B	Credit
Subject property has environmental problems noted by appraiser or visible in the photos	1	B	Credit
Hazard Insurance Error: Subject hazard insurance policy coverage amount is missing from evidence of insurance.	1	B	Credit
Missing Document: Guarantor Agreement not provided	1	B	Credit
Borrower has less than 2 FICO scores	1	B	Credit
Insufficient Coverage: Flood insurance coverage amount is insufficient.	1	B	Credit
Minimum of 600 square feet of gross living area required per company guidelines.	1	B	Credit
Guideline Requirement: Maximum Loan Amount discrepancy.	1	B	Credit
Original Sales Price was not provided and the valuation reflects a transfer within the last 3 years.	1	B	Credit
Missing Lender's Initial 1003/Application.	1	B	Credit
Missing Document: HUD/CD not provided	1	B	Credit
Rural property type is not permitted per Guidelines.	1	B	Credit
Refi Purpose reflects Rate/Term and cash out is greater than the lesser of 2% of the loan amount or $2000.	1	B	Credit
Unacceptable credit - late payments 1X30 or greater within the last 12 months.	1	B	Credit
Ineligible borrower per guidelines.	1	B	Credit
Guideline Issue: Insufficient tradelines per credit guidelines	1	B	Credit
OFAC was not cleared and required per guidelines	1	B	Credit
A recent event (Bankruptcy, Foreclosure, Deed-In-Lieu, Short Sale, 1x120 housing late) occurred within the last 36 months of the Closing date and not permitted, per guidelines.	1	B	Credit
Missing Document: Spousal Consent not provided.	1	B	Credit
Missing copy of title.	1	B	Credit
Flood Certificate was not provided	1	B	Credit
Flood Certificate Error: Certificate Number was not provided.	1	B	Credit
The appraisal revealed property damage.	1	B	Property

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